Warrants and warrant liability - Additional Information (Detail)						12 Months Ended
	Nov. 29, 2024 USD ($) yr $ / shares shares	Jun. 18, 2024 USD ($)	May 28, 2024 USD ($) yr $ / shares shares	May 14, 2023 yr $ / shares	Jan. 20, 2022 $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) yr shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares $ / shares
Warrant And Warrant Liability [Line Items]
Share capital | $						$ 281,296,133	$ 281,296,133	$ 281,296,133	$ 281,296,133	$ 281,296,133	$ 242,487,728	$ 242,487,728	$ 242,487,728	$ 242,487,728
Grant date fair value of warrants | $	$ 519,100
Grant date fair value of warrants to broker | $						132,200	$ 132,200	$ 132,200	$ 132,200	$ 132,200
Expected dividend as percentage, share options granted				0.00%
Expected volatility, share options granted				51.00%
Risk free interest rate, share options granted				2.94%
Exercise price, share options granted | $ / shares				$ 16	$ 16
Option life, share options granted | yr				5
Number of warrants, Granted | shares			93,750				93,750					0			0
Weighted average exercise price, Granted | $ / shares			$ 16					$ 16					$ 0		$ 0
Fair value of warrant | $			$ 4.901
Weighted average share price | $ / shares			$ 16
Grant date fair value, Granted | $						459,500					0				$ 0
Warrant exercise | $						1,614,750					0				$ 0
Number of share options exercised in share-based payment arrangement							489,166		489,166			330,750		330,750	0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares								4.21					$ 7.55		$ 0
Warrants [member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares	100,000
Exercise price of outstanding share options | $ / shares	$ 19.5
Expected dividend as percentage, share options granted	0.00%		0.00%						0.00%
Expected volatility, share options granted	75.01%		74.60%						76.38%
Risk free interest rate, share options granted	3.23%		4.36%						2.93%
Exercise price, share options granted | $ / shares	$ 15							7.7
Option life, share options granted | yr	2		1							1.9
Weighted average share price | $ / shares								8.33
Grant date fair value, Granted | $						459,500					$ 0				$ 0
Warrant exercise | $		$ 1,500,000				$ 1,614,750
Number of share options exercised in share-based payment arrangement | shares							122,437					0			0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares								$ 13.19
IPO [Member]
Warrant And Warrant Liability [Line Items]
Number of shares issued | shares	2,000,000					2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	0	0	0	0	0
Par value per share | $ / shares	$ 15
Share capital | $	$ 30,000,000